Notes to the interim condensed consolidated statement of (income) loss - Revenues and other income - Additional information (Details) € in Thousands, $ in Millions					1 Months Ended		6 Months Ended
	Jul. 07, 2025 EUR (€) $ / €	Jul. 07, 2025 USD ($) $ / €	May 09, 2025 EUR (€) $ / €	May 09, 2025 USD ($) $ / €	May 31, 2025 EUR (€)	May 31, 2025 USD ($)	Jun. 30, 2025 EUR (€) $ / €	Jun. 30, 2024 EUR (€) $ / €	Jun. 30, 2025 USD ($) $ / €	May 07, 2025 $ / €	Dec. 31, 2024 $ / €
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Revenue							€ 4,454	€ 41
Tax credits of current year							€ 1,100
Exchange rate | $ / €							1.172	1.0705	1.172		1.0389
Licensing and collaboration agreement with CTTQ
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Revenue							€ 4,400
Amount invoiced to counterparty			€ 9,400	$ 10.5
Amount invoiced to counterparty for milestone payment			8,900	10.0
Amount invoiced to counterparty for additional payment			€ 500	$ 0.5
License agreement, payables for credit notes issued							€ 4,300		$ 5.0
Exchange rate | $ / €			1.125	1.125			1.125		1.125	1.172
License and collaboration arrangement, credit note recognized			€ 4,400		€ 4,400	$ 5.0	€ 4,300
Licensing and collaboration agreement with CTTQ | Receipt of payments under Licensing arrangements
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Amount received on licensing arrangements	€ 8,500	$ 9.5
Amount received attributable to withholding taxes	€ 900	$ 1.1
Exchange rate | $ / €	1.173	1.173					1.172		1.172
Amount received on licensing arrangements after deduction of withholding taxes	€ 8,100